SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Interest paid	$554	$261	$222
Income taxes paid	$292	$165	$135

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the Consolidated Statements of Cash Flows are as follows:

	For the year ended December 31,
US$ MILLIONS	2022	2021	2020
Accounts receivable	$(61)	$(91)	$(71)
Accounts payable and other	234	126	27
Changes in non-cash working capital, net	$173	$35	$(44)